UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 146.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.2%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,286,003
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,413,235

		$2,699,238

Education — 26.3%
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/40	$1,000	$1,224,540
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,946,485
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,236,017
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	938,522
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/52	1,000	1,202,220
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	109,867
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,394,547
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,538,028
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	900,210

		$11,490,436

Escrowed/Prerefunded — 21.4%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$140	$151,864
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/31	1,665	851,547
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/34	5,195	2,300,710
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	677,362
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,094,383
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), Prerefunded to 10/1/17, 5.00%, 10/1/32	1,395	1,462,337
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	430,562
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,551,407
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	833,235

		$9,353,407

General Obligations — 9.9%
Boston, 4.00%, 4/1/24	$300	$340,326
Danvers, 5.25%, 7/1/36	885	1,055,106
Lexington, 4.00%, 2/1/23	355	418,666
Plymouth, 5.00%, 5/1/31	345	400,859
Plymouth, 5.00%, 5/1/32	315	366,001
Wayland, 5.00%, 2/1/33	510	591,845
Wayland, 5.00%, 2/1/36	770	891,768
Winchester, 5.00%, 4/15/36	245	285,998

		$4,350,569

Security	Principal Amount (000’s omitted)	Value
Hospital — 27.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,134,210
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	600	756,432
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	218,084
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	649,961
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,493,250
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	500	600,390
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	733,878
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	639,765
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,362,714
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	563,280
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,234,017
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,080,726
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	978,737
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	381,304

		$11,826,748

Housing — 2.3%
Massachusetts Housing Finance Agency, 3.35%, 12/1/41	$1,000	$1,017,520

		$1,017,520

Industrial Development Revenue — 1.8%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$810,872

		$810,872

Insured-Education — 7.5%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,403,400
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)(3)	1,365	1,891,098

		$3,294,498

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$598,538

		$598,538

Insured-Escrowed/Prerefunded — 3.2%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(2)	$1,335	$1,391,988

		$1,391,988

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,409,910

		$1,409,910

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$378,868

		$378,868

Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$869,459

		$869,459

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 9.6%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,133,397
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,475,682
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(2)	5	5,213
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,369,020
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	213,011

		$4,196,323

Insured-Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$185	$194,335

		$194,335

Insured-Transportation — 0.7%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$324,025

		$324,025

Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	$500	$557,100
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	562,671

		$1,119,771

Senior Living/Life Care — 1.7%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$140,699
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	141,646
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	478,753

		$761,098

Student Loan — 3.5%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,500	$1,531,965

		$1,531,965

Transportation — 10.4%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,678,365
Massachusetts Port Authority, 5.00%, 7/1/28	500	576,455
Massachusetts Port Authority, 5.00%, 7/1/34	670	762,802
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,518,362

		$4,535,984

Water and Sewer — 4.5%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/26	$1,005	$1,140,484
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	495	558,850
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/31	225	254,399

		$1,953,733

Total Tax-Exempt Municipal Securities — 146.5% (identified cost $56,890,883)		$64,109,285

Taxable Municipal Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.9%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$833,467

Total Taxable Municipal Securities — 1.9% (identified cost $735,559)		$833,467

Security	Value

Total Investments — 148.4% (identified cost $57,626,442)	$64,942,752

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.4)%	$(3,250,178)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (38.4)%	$(16,800,000)

Other Assets, Less Liabilities — (2.6)%	$(1,142,978)

Net Assets Applicable to Common Shares — 100.0%	$43,749,596

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 8.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $1,431,271 or 3.3% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $981,098.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Dec-16	$(3,932,704)	$(3,918,625)	$14,079

						$14,079

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At August 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $14,079.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,597,593

Gross unrealized appreciation	$7,479,723
Gross unrealized depreciation	(49,564)

Net unrealized appreciation	$7,430,159

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$64,109,285	$—	$64,109,285
Taxable Municipal Securities	—	833,467	—	833,467
Total Investments	$—	$64,942,752	$—	$64,942,752
Futures Contracts	$14,079	$—	$—	$14,079
Total	$14,079	$64,942,752	$—	$64,956,831

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016